Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 investment	Dec. 31, 2010	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary [Member] entity	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member] entity	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2011 Consolidated Entities [Member] entity	Dec. 31, 2011 Consolidated Entities [Member] FRV US [Member] entity	Sep. 30, 2011 Consolidated Entities [Member] FRV US [Member] entity
Variable Interest Entity [Line Items]
Variable Interest Entity, Number Of Entities			4	3	8			4
Number Of Entities Sold						5	1
Number of Equity Method Investments	3
Current assets	$ 3.6	$ 173.0
Noncurrent assets	62.7	63.1
Total assets	66.3	236.1
Current liabilities	(10.9)	38.5
Noncurrent liabilities	(57.4)	107.8
Total liabilities	$ (68.3)	$ 146.3